CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
3. CASH AND CASH EQUIVALENTS
3.a. Accounting policy
These are financial assets, measured at amortized cost, maintained in order to meet short-term cash commitments and not for investment or other purposes. The Company and its subsidiaries consider cash equivalents a short-term investment readily convertible into a known amount of cash and subject to insignificant risk of change in value and when redeemable within 90 days.
3.b. Breakdown

	12.31.2025	12.31.2024
Short-term investments(1)	6,945,770	6,542,862
Cash and banks(2)	86,569	148,236
Total	7,032,339	6,691,098

.
(1)Highly liquid short-term investments basically comprise Bank Deposit Certificates ("CDB") and Repurchase Agreements held by top tier rated financial institutions, indexed to the Interbank Deposit Certificate ("CDI") rate, with original maturities of up to three months, and with immaterial risk of change in value. Income from these investments are recorded as financial income. On December 31, 2025, the average remuneration of these short-term investments corresponded to 100.04% of the CDI (99.66% on December 31, 2024).
(2)On December 31, 2025 and 2024, the Consolidated balances included R$16,694 and R$18,308, respectively, related to the Financial Clearing House, with a Telefónica Group member company (Note 29.).